UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Tiger Consumer Management LLC

Address:    101 Park Avenue
            New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steve Tarrab
Title:      Chief Financial Officer
Phone:      (212) 984-2378

Signature, Place and Date of Signing:


  /s/ Steve Tarrab              New York, New York            November 15, 2010
-----------------------    ---------------------------    ---------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:   $1,042,239
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                   TIGER CONSUMER MANAGEMENT, LLC
                                                              FORM 13F
                                                         September 30, 2010
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6     COL 7        COLUMN 8

                                                            VALUE   SHRS OR   SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)  PRN AMT   PRN CALL   DISCRETION   MNGRS    SOLE   SHARED NONE
--------------                --------------    -----      -------  -------   --- ----   ----------   -----    ----   ------ ----
AEROPOSTALE                       COM          007865108   41,020    1,764,300 SH         SOLE                1,764,300  0    0
BEST BUY INC                      COM          086516101   46,634    1,142,157 SH         SOLE                1,142,157  0    0
BRUNSWICK CORP                    COM          117043109   30,612    2,011,308 SH         SOLE                2,011,308  0    0
CARTER INC                        COM          146229109   42,094    1,598,692 SH         SOLE                1,598,692  0    0
CATALYST HEALTH SOLUTIONS IN      COM          14888B103   30,604      869,434 SH         SOLE                  869,434  0    0
CBL & ASSOC PPTYS INC             COM          124830100   39,799    3,047,427 SH         SOLE                3,047,427  0    0
CHICOS FAS INC                    COM          168615102   45,874    4,360,666 SH         SOLE                4,360,666  0    0
COLLECTIVE BRANDS INC             COM          19421W100   43,332    2,684,766 SH         SOLE                2,684,766  0    0
EBAY INC                          COM          278642103   41,210    1,688,946 SH         SOLE                1,688,946  0    0
GAP INC DEL                       COM          364760108   38,629    2,072,348 SH         SOLE                2,072,348  0    0
GREEN MTN COFFEE ROASTERS IN      COM          393122106   44,241    1,418,439 SH         SOLE                1,418,439  0    0
HASBRO INC                        COM          418056107   29,903      671,827 SH         SOLE                  671,827  0    0
HERBALIFE LTD                 COM USD SHS      G4412G101   41,261      683,693 SH         SOLE                  683,693  0    0
INGRAM MICRO INC                  CL A         457153104   36,229    2,148,808 SH         SOLE                2,148,808  0    0
J CREW GROUP INC                  COM          46612H402   38,175    1,135,473 SH         SOLE                1,135,473  0    0
KIRKLANDS INC                     COM          497498105    6,863      495,150 SH         SOLE                  495,150  0    0
LIFE TIME FITNESS INC             COM          53217R207   29,681      751,978 SH         SOLE                  751,978  0    0
LUMBER LIQUIDATORS HLDGS INC      COM          55003T107   18,898      769,144 SH         SOLE                  769,144  0    0
MEDCO HEALTH SOLUTIONS INC        COM          58405U102   50,264      965,510 SH         SOLE                  965,510  0    0
MEDIFAST INC                      COM          58470H101   21,400      788,790 SH         SOLE                  788,790  0    0
MENS WEARHOUSE INC                COM          587118100   41,013    1,723,970 SH         SOLE                1,723,970  0    0
MILLER HERMAN INC                 COM          600544100   12,043      611,927 SH         SOLE                  611,927  0    0
OFFICEMAX INC DEL                 COM          67622P101   40,799    3,116,792 SH         SOLE                3,116,792  0    0
QUIKSILVER INC                    COM          74838C106   11,858    3,032,841 SH         SOLE                3,032,841  0    0
RADIOSHACK CORP                   COM          750438103   42,768    2,005,057 SH         SOLE                2,005,057  0    0
RED ROBIN GOURMET BURGERS IN      COM          75689M101   12,160      620,093 SH         SOLE                  620,093  0    0
ROSETTA STONE INC                 COM          777780107   11,761      553,714 SH         SOLE                  553,714  0    0
SIGNET JEWELERS LIMITED           SHS          G81276100   21,678      682,974 SH         SOLE                  682,974  0    0
SONIC AUTOMOTIVE INC              CL A         83545G102   12,861    1,308,321 SH         SOLE                1,308,321  0    0
TEXAS ROADHOUSE INC               COM          882681109   19,831    1,411,490 SH         SOLE                1,411,490  0    0
TUESDAY MORNING CORP            COM NEW        899035505    9,710    2,035,664 SH         SOLE                2,035,664  0    0
VOLCOM INC                        COM          92864N101    8,224      430,140 SH         SOLE                  430,140  0    0
WEIGHT WATCHERS INTL INC NEW      COM          948626106   22,968      736,377 SH         SOLE                  736,377  0    0
WHIRLPOOL CORP                    COM          963320106   20,146      248,843 SH         SOLE                  248,843  0    0
WYNDHAM WORLDWIDE CORP            COM          98310W108   37,696    1,372,250 SH         SOLE                1,372,250  0    0